UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	05/31/19

Item 1. Schedule of Investments.

Invesco Tax-Exempt Cash Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	TEC-QTR-1 07/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.26%
Alabama-2.82%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(a)(b)(c)	1.60%	07/01/2040	$1,020	$ 1,020,000
Arizona-1.77%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP-FNMA)(b)	1.42%	06/15/2031	640	640,000
Arkansas-1.66%
Maumelle (City of), AR (Kimberly-Clark Corp.); Series 2015, VRD IDR(b)(d)	2.42%	08/01/2045	600	600,000
Delaware-1.11%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	05/01/2036	400	400,000
District of Columbia-2.99%
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.38%	10/01/2039	1,080	1,080,000
Florida-3.92%
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.43%	11/01/2036	400	400,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.42%	11/01/2038	770	770,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.58%	07/01/2037	245	245,000
				1,415,000
Georgia-5.77%
Atlanta (City of), GA Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.43%	11/01/2030	570	570,000
Atlanta (City of), GA Housing Authority (Villages of East Lake Phase II); Series 1999, VRD RB (LOC-Bank of America, N.A.)(b)(c)(d)(e)	1.49%	01/01/2029	115	115,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)(c)	1.42%	01/01/2036	200	200,000
Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.31%	09/01/2035	600	600,000
Series 2019, Commercial Paper Notes	1.55%	09/05/2019	600	600,000
				2,085,000
Illinois-3.03%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.33%	12/01/2046	820	820,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.43%	10/01/2033	275	275,000
				1,095,000
Indiana-6.10%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.51%	08/01/2037	700	700,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)	1.55%	06/01/2035	525	525,000
Knox (City of), IN (J.W. Hicks, Inc.); Series 2005 A, VRD RB (LOC-BMO Harris Bank N.A.)(b)(c)(e)	1.47%	03/01/2022	165	165,000
Purdue University; Series 2011 A, VRD COP(b)	1.25%	07/01/2035	554	553,500
Rockport (City of), IN (AEP Generating Company); Series 1995 A, Ref. VRD PCR (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.38%	07/01/2025	260	260,000
				2,203,500
Louisiana-2.26%
Calcasieu (Parish of), LA Public Trust Authority (WPT Corp.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(b)(c)(e)	1.50%	12/01/2027	200	200,000
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.40%	07/01/2047	$ 615	$ 615,000
				815,000
Maryland-2.29%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.84%	06/04/2019	425	425,000
Montgomery (County of), MD; Series 2009 B, Commercial Paper BAN	1.50%	07/11/2019	400	400,000
				825,000
Massachusetts-3.96%
Massachusetts (Commonwealth of) Department of Transportation; Series 2010 A-1, VRD RB (LOC-Citibank, N.A.)(b)(c)	1.37%	06/12/2019	400	400,000
Massachusetts (Commonwealth of) Development Finance Agency (Milton Academy); Series 2009 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	2.40%	03/01/2039	1,030	1,030,000
				1,430,000
Michigan-1.43%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.43%	03/01/2031	515	515,000
Minnesota-4.96%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.55%	06/05/2019	120	120,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP-FNMA)(b)	1.51%	11/15/2031	670	670,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP-FHLMC)(b)	1.40%	10/01/2033	1,000	1,000,000
				1,790,000
Mississippi-3.31%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 C, VRD IDR(b)	1.37%	12/01/2030	1,195	1,195,000
Missouri-3.15%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.42%	11/01/2037	790	790,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.40%	02/01/2031	349	349,000
				1,139,000
New York-9.07%
New York (City of), NY; Subseries 2010 G-4, VRD GO Bonds (CEP-Barclays Bank PLC)(b)	1.45%	03/01/2039	865	865,000
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(b)	1.47%	06/15/2044	820	820,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.38%	05/01/2039	500	500,000
New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.59%	11/01/2049	500	500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2016 B-1, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.59%	11/01/2049	360	360,000
Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.60%	11/01/2019	230	230,000
				3,275,000
North Carolina-1.26%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.30%	12/01/2021	455	455,000
Ohio-5.48%
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.42%	11/15/2041	1,240	1,240,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.43%	08/02/2038	740	740,000
				1,980,000
Oregon-1.16%
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC-Industrial & Commercial Bank of China Ltd.)(b)(c)(e)	1.50%	07/01/2026	420	420,000
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-3.46%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	2.41%	11/01/2030	$ 190	$ 190,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	06/01/2037	200	200,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	10/15/2025	171	171,000
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(b)(c)	1.42%	11/01/2029	250	250,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC-PNC Bank N.A.)(b)(c)	1.43%	07/01/2027	440	440,000
				1,251,000
Tennessee-1.16%
Clarksville (City of), TN Public Building Authority; Series 1994, VRD RB (LOC-Bank of America, N.A.)(b)(c)(d)	1.47%	06/01/2024	420	420,000
Texas-14.02%
Harris (County of), TX; Series 2019 D, GO Commercial Paper Notes	1.80%	06/06/2019	400	400,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.49%	02/15/2042	100	100,000
Houston (City of), TX; Series 2019 E-2, GO Commercial Paper Notes	1.84%	08/05/2019	400	400,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.52%	04/01/2026	303	303,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP-FHLMC)(b)	1.42%	05/01/2042	780	780,000
Texas (State of) Veterans Land Board; Series 2011C, VRD GO Veteran Bonds(b)	1.43%	06/01/2042	1,350	1,350,000
Texas A&M University System Board of Regents; Series 2019 B, Commercial Paper Notes	1.64%	08/01/2019	800	800,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	1.35%	08/01/2025	930	930,000
				5,063,000
Utah-0.28%
Utah (County of), UT (IHC Health Services, Inc.); Series 2002 B, VRD RB(b)	1.43%	05/15/2035	100	100,000
Virginia-4.29%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.40%	08/01/2037	1,000	1,000,000
University of Virginia System Board of Regents; Series 2019 A, Commercial Paper Notes	1.48%	06/04/2019	550	550,000
				1,550,000
Washington-2.81%
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	11/01/2047	1,015	1,015,000
West Virginia-2.69%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.43%	01/01/2034	970	970,000
Wisconsin-3.05%
Appleton (City of), WI (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	1.54%	09/01/2019	1,100	1,100,000
TOTAL INVESTMENTS IN SECURITIES(f)(g)-99.26% (Cost $35,846,500)				35,846,500
OTHER ASSETS LESS LIABILITIES-0.74%				268,543
NET ASSETS-100.00%				$ 36,115,043
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

Investment Abbreviations:
BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
Notes to Schedule of Investments:
(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 5.1%; other countries less than 5% each: 7.9%.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $1,135,000, which represented 3.14% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Bank	5.0%
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those
Invesco Tax-Exempt Cash Fund

securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Tax-Exempt Cash Fund

Item 2. Controls and Procedures.

(a)

As of July 22, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of July 22, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.